LEASES - ROU assets (Details) $ in Millions	6 Months Ended
Jul. 06, 2019 USD ($)
Right-of-Use Assets [Roll Forward]
January 1, 2019	$ 24
Additions	2
Depreciation	(5)
Jul 6, 2019	21
Land
Right-of-Use Assets [Roll Forward]
January 1, 2019	3
Additions	0
Depreciation	0
Jul 6, 2019	3
Buildings
Right-of-Use Assets [Roll Forward]
January 1, 2019	4
Additions	0
Depreciation	0
Jul 6, 2019	4
Production Equipment
Right-of-Use Assets [Roll Forward]
January 1, 2019	17
Additions	2
Depreciation	(5)
Jul 6, 2019	$ 14